Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Recorded investment
Recorded investment, with a specific allowance	1,320			1,320		1,412
Recorded investment, without specific allowance	152			152		77
Gross impaired loans	1,472	1,499	1,673	1,472	1,673	1,489
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,226			1,226		1,319
Unpaid principal balance, without specific allowance	152			152		77
Unpaid principal balance	1,378			1,378		1,396
Associated specific allowance	613			613		654
Average recorded investment
Average recorded investment, with a specific allowance	1,361	1,400	1,561	1,381	1,536
Average recorded investment, without specific allowance	123	82	176	104	200
Average recorded investment	1,484	1,482	1,737	1,485	1,736
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	4
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	1	0	1	1	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	4
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	0	1	1	4
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	824			824		907
Recorded investment, without specific allowance	35			35		13
Gross impaired loans	859			859		920
Unpaid principal balance
Unpaid principal balance, with a specific allowance	764			764		848
Unpaid principal balance, without specific allowance	35			35		13
Unpaid principal balance	799			799		861
Associated specific allowance	403			403		437
Average recorded investment
Average recorded investment, with a specific allowance	876	907	1,019	892	995
Average recorded investment, without specific allowance	31	17	105	25	113
Average recorded investment	907	924	1,124	917	1,108
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	3
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	0	0	0	0	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	3
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	3
Real estate.
Recorded investment
Recorded investment, with a specific allowance	94			94		71
Recorded investment, without specific allowance	2			2		2
Gross impaired loans	96			96		73
Unpaid principal balance
Unpaid principal balance, with a specific allowance	88			88		65
Unpaid principal balance, without specific allowance	2			2		2
Associated specific allowance	10			10		15
Average recorded investment
Average recorded investment, with a specific allowance	81	80	74	80	68
Average recorded investment, without specific allowance	19	6	11	13	7
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	611			611		705
Recorded investment, without specific allowance	33			33		10
Gross impaired loans	644			644		715
Unpaid principal balance
Unpaid principal balance, with a specific allowance	562			562		656
Unpaid principal balance, without specific allowance	33			33		10
Associated specific allowance	323			323		340
Average recorded investment
Average recorded investment, with a specific allowance	676	698	810	688	782
Average recorded investment, without specific allowance	12	11	91	12	103
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	3
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	3
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	119			119		131
Recorded investment, without specific allowance	0			0		1
Gross impaired loans	119			119		132
Unpaid principal balance
Unpaid principal balance, with a specific allowance	114			114		127
Unpaid principal balance, without specific allowance	0			0		1
Associated specific allowance	70			70		82
Average recorded investment
Average recorded investment, with a specific allowance	119	129	135	124	145
Average recorded investment, without specific allowance	0	0	3	0	3
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	496			496		505
Recorded investment, without specific allowance	117			117		64
Gross impaired loans	613			613		569
Unpaid principal balance
Unpaid principal balance, with a specific allowance	462			462		471
Unpaid principal balance, without specific allowance	117			117		64
Unpaid principal balance	579			579		535
Associated specific allowance	210			210		217
Average recorded investment
Average recorded investment, with a specific allowance	485	493	542	489	541
Average recorded investment, without specific allowance	92	65	71	79	87
Average recorded investment	577	558	613	568	628
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	1	0	1	1	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	0	1	1	1
Mortgages
Recorded investment
Recorded investment, with a specific allowance	205			205		207
Recorded investment, without specific allowance	51			51		18
Gross impaired loans	256			256		225
Unpaid principal balance
Unpaid principal balance, with a specific allowance	194			194		197
Unpaid principal balance, without specific allowance	51			51		18
Associated specific allowance	29			29		28
Average recorded investment
Average recorded investment, with a specific allowance	197	200	210	198	201
Average recorded investment, without specific allowance	30	20	26	25	32
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	67			67		67
Recorded investment, without specific allowance	26			26		28
Gross impaired loans	93			93		95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63			63		63
Unpaid principal balance, without specific allowance	26			26		28
Associated specific allowance	51			51		55
Average recorded investment
Average recorded investment, with a specific allowance	65	65	74	65	71
Average recorded investment, without specific allowance	40	27	27	34	27
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	224			224		231
Recorded investment, without specific allowance	40			40		18
Gross impaired loans	264			264		249
Unpaid principal balance
Unpaid principal balance, with a specific allowance	205			205		211
Unpaid principal balance, without specific allowance	40			40		18
Associated specific allowance	130			130		134
Average recorded investment
Average recorded investment, with a specific allowance	223	228	258	226	269
Average recorded investment, without specific allowance	22	18	18	20	28
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0